Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of loans (Details)	12 Months Ended
Dec. 31, 2018 KRW (₩)
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 253,336,995,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Charge off	(737,540,000,000)
Disposal	(201,516,000,000)
Net increase (decrease)	10,200,054,000,000
Ending balance	262,597,993,000,000
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	240,320,486,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	3,225,171,000,000
Transfer to lifetime expected credit losses	(5,750,113,000,000)
Transfer to credit-impaired financial assets	(671,905,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	11,811,174,000,000
Ending balance	248,934,813,000,000
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	10,889,378,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(3,211,782,000,000)
Transfer to lifetime expected credit losses	6,221,880,000,000
Transfer to credit-impaired financial assets	(498,394,000,000)
Charge off	0
Disposal	(3,259,000,000)
Net increase (decrease)	(1,355,784,000,000)
Ending balance	12,042,039,000,000
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	2,127,131,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(13,389,000,000)
Transfer to lifetime expected credit losses	(471,767,000,000)
Transfer to credit-impaired financial assets	1,170,299,000,000
Charge off	(737,540,000,000)
Disposal	(198,257,000,000)
Net increase (decrease)	(255,336,000,000)
Ending balance	1,621,141,000,000
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	103,502,347,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,921,485,000,000
Transfer to lifetime expected credit losses	(3,186,506,000,000)
Transfer to credit-impaired financial assets	(218,943,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	8,600,859,000,000
Ending balance	110,619,242,000,000
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	5,487,758,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,912,046,000,000)
Transfer to lifetime expected credit losses	3,199,993,000,000
Transfer to credit-impaired financial assets	(127,447,000,000)
Charge off	0
Disposal	(478,000,000)
Net increase (decrease)	(619,771,000,000)
Ending balance	6,028,009,000,000
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	326,739,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(9,439,000,000)
Transfer to lifetime expected credit losses	(13,487,000,000)
Transfer to credit-impaired financial assets	346,390,000,000
Charge off	(204,552,000,000)
Disposal	(31,910,000,000)
Net increase (decrease)	(22,247,000,000)
Ending balance	391,494,000,000
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	131,096,396,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,081,702,000,000
Transfer to lifetime expected credit losses	(2,275,984,000,000)
Transfer to credit-impaired financial assets	(348,503,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	1,900,116,000,000
Ending balance	131,453,727,000,000
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	4,466,354,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,077,895,000,000)
Transfer to lifetime expected credit losses	2,733,860,000,000
Transfer to credit-impaired financial assets	(275,189,000,000)
Charge off	0
Disposal	(2,781,000,000)
Net increase (decrease)	(813,091,000,000)
Ending balance	5,031,258,000,000
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,622,409,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(3,807,000,000)
Transfer to lifetime expected credit losses	(457,876,000,000)
Transfer to credit-impaired financial assets	623,692,000,000
Charge off	(290,109,000,000)
Disposal	(166,347,000,000)
Net increase (decrease)	(307,304,000,000)
Ending balance	1,020,658,000,000
Credit card | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	5,721,743,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	221,984,000,000
Transfer to lifetime expected credit losses	(287,623,000,000)
Transfer to credit-impaired financial assets	(104,459,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	1,310,199,000,000
Ending balance	6,861,844,000,000
Credit card | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	935,266,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(221,841,000,000)
Transfer to lifetime expected credit losses	288,027,000,000
Transfer to credit-impaired financial assets	(95,758,000,000)
Charge off	0
Disposal	0
Net increase (decrease)	77,078,000,000
Ending balance	982,772,000,000
Credit card | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	177,983,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(143,000,000)
Transfer to lifetime expected credit losses	(404,000,000)
Transfer to credit-impaired financial assets	200,217,000,000
Charge off	(242,879,000,000)
Disposal	0
Net increase (decrease)	74,215,000,000
Ending balance	₩ 208,989,000,000